RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Details 1) - USD ($)	Mar. 31, 2018	Mar. 31, 2017
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	$ 14,372,703	$ 23,526,808
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	54,135,331	57,696,047
Impairment loss in investment in operating limited partnerships	(101,705,964)	(122,872,037)
Historic tax credits - cumulative	0	978,267
Less share of loss	(110,689)	(183,255)
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	33,308,619	40,854,170
Investments in operating limited partnerships - as reported	0	0
Series Twenty [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(499,918)	(1,140,956)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	346,427	1,066,850
Impairment loss in investment in operating limited partnerships	(337,192)	(337,192)
Historic tax credits - cumulative	0	570,617
Less share of loss	(144)	(7,136)
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	490,827	(152,183)
Investments in operating limited partnerships - as reported	0	0
Series Twenty One [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0	(984,278)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	325,745
Impairment loss in investment in operating limited partnerships	0	(38,116)
Historic tax credits - cumulative	0	0
Less share of loss	0	(15,685)
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	0	712,334
Investments in operating limited partnerships - as reported	0	0
Series Twenty Two [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(959,438)	(876,538)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	917,196	856,165
Impairment loss in investment in operating limited partnerships	(325,787)	(325,787)
Historic tax credits - cumulative	0	223,537
Less share of loss	(7,927)	(7,927)
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	375,956	130,550
Investments in operating limited partnerships - as reported	0	0
Series Twenty Three [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(374,542)	1,392,317
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	278,856	970,072
Impairment loss in investment in operating limited partnerships	(554,366)	(2,213,351)
Historic tax credits - cumulative	0	0
Less share of loss	5,691	5,691
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	644,361	(154,729)
Investments in operating limited partnerships - as reported	0	0
Series Twenty Four [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(1,497,270)	(1,278,780)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,244,208	2,267,378
Impairment loss in investment in operating limited partnerships	(1,018,072)	(1,151,381)
Historic tax credits - cumulative	0	0
Less share of loss	(5,141)	(841)
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	276,275	163,624
Investments in operating limited partnerships - as reported	0	0
Series Twenty Five [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0	(268,984)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	456,606
Impairment loss in investment in operating limited partnerships	0	(1,430,062)
Historic tax credits - cumulative	0	0
Less share of loss	0	(31,239)
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	0	1,273,679
Investments in operating limited partnerships - as reported	0	0
Series Twenty Six [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(4,269,725)	(5,065,008)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,965,540	4,815,872
Impairment loss in investment in operating limited partnerships	(902,540)	(1,350,275)
Historic tax credits - cumulative	0	0
Less share of loss	(28,901)	(45,732)
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	1,235,626	1,645,143
Investments in operating limited partnerships - as reported	0	0
Series Twenty Seven [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	337,039	(1,594,442)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	925,221	1,317,831
Impairment loss in investment in operating limited partnerships	(2,626,423)	(3,487,976)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	1,364,163	3,764,587
Investments in operating limited partnerships - as reported	0	0
Series Twenty Eight [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(1,677,298)	(1,601,638)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,012,890	1,819,446
Impairment loss in investment in operating limited partnerships	(973,150)	(930,910)
Historic tax credits - cumulative	0	0
Less share of loss	(33,990)	(33,990)
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	671,548	747,092
Investments in operating limited partnerships - as reported	0	0
Series Twenty Nine [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(809,909)	(313,449)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,943,963	3,478,199
Impairment loss in investment in operating limited partnerships	(2,645,150)	(5,444,545)
Historic tax credits - cumulative	0	0
Less share of loss	(39,537)	(39,537)
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	550,633	2,319,332
Investments in operating limited partnerships - as reported	0	0
Series Thirty [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(797,391)	(1,084,631)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,447,713	2,083,473
Impairment loss in investment in operating limited partnerships	(1,571,164)	(2,194,151)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	920,842	1,195,309
Investments in operating limited partnerships - as reported	0	0
Series Thirty One [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(1,472,975)	(1,182,450)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,336,809	3,188,582
Impairment loss in investment in operating limited partnerships	(3,106,050)	(3,574,025)
Historic tax credits - cumulative	0	0
Less share of loss	(740)	(6,859)
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	1,242,956	1,574,752
Investments in operating limited partnerships - as reported	0	0
Series Thirty Two [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	2,314,568	5,351,336
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,691,664	3,395,101
Impairment loss in investment in operating limited partnerships	(8,016,312)	(9,175,569)
Historic tax credits - cumulative	0	184,113
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	2,010,080	245,019
Investments in operating limited partnerships - as reported	0	0
Series Thirty Three [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	2,108,030	2,508,935
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,423,036	1,876,329
Impairment loss in investment in operating limited partnerships	(5,228,587)	(6,568,884)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	1,697,521	2,183,620
Investments in operating limited partnerships - as reported	0	0
Series Thirty Four [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	1,329,228	1,488,403
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,445,856	1,354,867
Impairment loss in investment in operating limited partnerships	(3,951,725)	(3,951,725)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	1,176,641	1,108,455
Investments in operating limited partnerships - as reported	0	0
Series Thirty Five [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(1,262,041)	(884,003)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,119,964	2,237,121
Impairment loss in investment in operating limited partnerships	(754,520)	(2,462,259)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	(103,403)	1,109,141
Investments in operating limited partnerships - as reported	0	0
Series Thirty Six [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	1,059,543	1,174,145
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,076,427	984,727
Impairment loss in investment in operating limited partnerships	(2,406,542)	(2,406,542)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	270,572	247,670
Investments in operating limited partnerships - as reported	0	0
Series Thirty Seven [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	1,720,746	1,316,599
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,295,610	1,916,369
Impairment loss in investment in operating limited partnerships	(3,023,930)	(3,922,795)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	7,574	689,827
Investments in operating limited partnerships - as reported	0	0
Series Thirty Eight [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	4,598,836	5,168,309
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	890,820	866,648
Impairment loss in investment in operating limited partnerships	(7,249,126)	(7,194,962)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	1,759,470	1,160,005
Investments in operating limited partnerships - as reported	0	0
Series Thirty Nine [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	0	767,711
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	0	97,796
Impairment loss in investment in operating limited partnerships	0	(233,531)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	0	(631,976)
Investments in operating limited partnerships - as reported	0	0
Series Forty [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	706,370	1,822,558
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,760,624	2,230,853
Impairment loss in investment in operating limited partnerships	(5,308,127)	(5,441,719)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	1,841,133	1,388,308
Investments in operating limited partnerships - as reported	0	0
Series Forty One [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(2,432,159)	(1,243,644)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,298,857	3,483,277
Impairment loss in investment in operating limited partnerships	(3,548,252)	(5,854,800)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	2,681,554	3,615,167
Investments in operating limited partnerships - as reported	0	0
Series Forty Two [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(576,343)	388,430
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,931,656	4,285,267
Impairment loss in investment in operating limited partnerships	(4,092,870)	(7,195,970)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	737,557	2,522,273
Investments in operating limited partnerships - as reported	0	0
Series Forty Three [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	3,032,936	3,816,055
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	4,470,306	4,434,039
Impairment loss in investment in operating limited partnerships	(8,893,106)	(11,001,252)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	1,389,864	2,751,158
Investments in operating limited partnerships - as reported	0	0
Series Forty Four [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	(1,629,402)	(1,407,277)
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	4,653,305	4,416,600
Impairment loss in investment in operating limited partnerships	(5,557,696)	(5,442,013)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	2,533,793	2,432,690
Investments in operating limited partnerships - as reported	0	0
Series Forty Five [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	9,271,463	10,366,187
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,073,662	2,226,331
Impairment loss in investment in operating limited partnerships	(16,583,879)	(16,541,124)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	4,238,754	3,948,606
Investments in operating limited partnerships - as reported	0	0
Series Forty Six [Member]
Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Line Items]
Investments in operating limited partnerships - tax return	6,152,355	6,891,901
Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,584,721	1,244,503
Impairment loss in investment in operating limited partnerships	(13,031,398)	(13,001,121)
Historic tax credits - cumulative	0	0
Less share of loss	0	0
Operating limited partnership impairment loss not recognized for tax purposes	0	0
Other	5,294,322	4,864,717
Investments in operating limited partnerships - as reported	$ 0	$ 0